October 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EA Series Trust, formerly known as the Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Strive U.S. Semiconductor ETF

Strive U.S. Technology ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Strive U.S. Semiconductor ETF and Strive U.S. Technology ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 179 to the Trust’s Registration Statement on Form N-1A, filed on October 3, 2022.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com